Financial Instruments - Fair Value and Risk Management - Summary of Maximum Exposure to Credit Risk for Trade Accounts Receivable by Type of Counterparty (Detail) R$ in Thousands, $ in Thousands	Dec. 31, 2017 USD ($)	Dec. 31, 2017 BRL (R$)	Dec. 31, 2016 BRL (R$)
Disclosure of credit risk exposure [line items]
Total trade accounts receivable	$ 40,519	R$ 134,039	R$ 215,716
Allowance for doubtful accounts	(6,309)	(20,871)	(1,722)
Trade accounts receivable, net	34,210	113,168	213,994
Credit risk [member]
Disclosure of credit risk exposure [line items]
Total trade accounts receivable	40,519	134,039	215,716
Allowance for doubtful accounts	(6,309)	(20,871)	(1,722)
Trade accounts receivable, net	34,210	113,168	213,994
Credit card operations [member]
Disclosure of credit risk exposure [line items]
Total trade accounts receivable	34,528	114,218	203,691
Credit card operations [member] | Credit risk [member]
Disclosure of credit risk exposure [line items]
Total trade accounts receivable	26,597	87,983	162,915
B2B customers [member] | Credit risk [member]
Disclosure of credit risk exposure [line items]
Total trade accounts receivable	$ 13,922	R$ 46,056	R$ 52,801